LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
Loss Per Share Tables
LOSS PER SHARE

The following data show the amounts used in computing loss per share for the periods presented:

	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
Loss available to common shareholders (numerator)	$(20,914,263)	$(64,046)
Weighted average number of common shares outstanding during the period used in loss per share (denominator)	1,038,755	368,200
Loss per share	(20.13)	(0.17)